Earnings/(Loss) Per Share - Disclosure of Diluted Earnings/(Loss) Per Share (Details) - R / shares shares in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	604,286	535,336	523,809
Potential ordinary shares (in shares)	12,099	11,858	9,537
Weighted average number of ordinary shares for diluted earnings per share (in shares)	616,385	547,194	533,346
Total diluted earnings/(loss) per share (in rand per share)	R 8.25	R (1.66)	R (5)